Prepaids and Other - Components of prepaids (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 2,549	$ 1,847	$ 1,500
Mining claims and permitting fees	282	417	400
Subscription and license fees	280	259	100
Property taxes	177	0
Equipment mobilization	0	423
Other	170	252
Prepaids	$ 3,458	$ 3,198	$ 2,109